Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
REVENUES		$ 387		$ 621
COSTS AND EXPENSES:
COST OF REVENUES		(3,596)	(985)	(1,555)
RESEARCH AND DEVELOPMENT, NET		(3,960)	(3,589)	(3,178)
SELLING AND MARKETING		(1,238)	(1,197)	(1,148)
GENERAL AND ADMINISTRATIVE		(4,332)	(4,557)	(4,637)
OTHER INCOME (EXPENSES), NET		1	(234)	37
OPERATING LOSS		(12,738)	(10,562)	(9,860)
INTEREST EXPENSES		(374)	(244)	(100)
OTHER FINANCIAL INCOME )EXPENSES(, NET		(670)	4,034	312
FINANCIAL INCOME (EXPENSES), NET		(1,044)	3,790	212
SHARE IN EQUITY LOSS OF JOINT VENTURE		(123)
NET LOSS		(13,905)	(6,772)	(9,648)
NET LOSS PER ORDINARY SHARE:
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS		$ (23,360)	$ (6,772)	$ (9,740)
BASIC LOSS ATTRIBUTIBLE TO ORDINARY SHAREHOLDERS	[1]	$ (57.14)	$ (45.27)	$ (174.63)
DILUTED LOSS ATTRIBUTIBLE TO ORDINARY SHAREHOLDERS	[1]	$ (57.14)	$ (45.27)	$ (174.63)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE (in Shares)	[1],[2]	408,792	149,585	55,774
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE (in Shares)	[1],[2]	408,792	149,585	55,774
Net Loss, as above		$ (13,905)	$ (6,772)	$ (9,648)
OTHER COMPREHENSIVE LOSS - EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENECY				(476)
COMPREHENSIVE LOSS		(13,905)	(6,772)	(10,124)
Thermal energy storage units sold
REVENUES:
REVENUES		387
Engineering Services
REVENUES:
REVENUES				$ 621

[1]	Post reverse split, see Note 11A.
[2]	Post reverse stock splits of shares - see Note 11A.